FOUNDERS CLAIM ACCRUAL (Details Narrative)	1 Months Ended
Jan. 31, 2023 USD ($)
Founders Claim Settlement [Member]
Related Party Transaction [Line Items]
Founders claim settlement amount	$ 240,000